CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Current asset:
Cash and cash equivalents	$ 5,453		$ 5,628
Accounts receivable, net	2,864		1,586
Prepayments and other current assets	246		486
Contract assets, net	66		217
Total current assets	10,545		9,450
Property, plant and equipment, net	168		179
Deferred tax assets	103		108
Long-term investments	5,540		5,540
Total assets	22,120		19,363
Accounts payable	3,456		2,279
Other payables and accrued expenses	1,124		1,231
Total current liabilities	5,596		4,470
Total liabilities	5,640		4,557
Retained earnings	5,481		3,633
Total shareholders' equity attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited	15,641		13,772
Non-controlling interests	839		1,034
Total shareholders' equity	16,480		14,806
Total liabilities and shareholders' equity	22,120		19,363
Restricted cash	1,193		930
Inventories	723		603
Non-current assets:
Investments in affiliates	9,856		8,251
Goodwill	1,071		1,071
Operating lease right-of-use assets, net	233		219
Restricted cash	144		85
Current liabilities:
Bank borrowings	154		222
Contract liabilities	650		625
Current portion of long-term operating lease liabilities	170		113
Income tax payable	42		0
Non-current liabilities:
Deferred tax liabilities	0		0
Long-term operating lease liabilities, net of current portion	44		87
Commitments and contingencies	0		0
SHAREHOLDERS' EQUITY
Ordinary share, 20,000,000 shares authorized and no par value; 7,899,832 and 7,899,832 issued and outstanding as of December 31, 2023 and 2022	123		123
Additional paid-in capital	9,762		9,715
Treasury stock, 178,400 and 167,700 shares at cost, as of December 31, 2023 and 2022, respectively	(800)		(786)
PRC statutory reserve	342		362
Accumulated other comprehensive loss	$ 733		$ 725
ZHEJIANG TIANLAN
Current asset:
Cash | ¥		¥ 135,988		¥ 121,382
Accounts receivable, net | ¥		128,235		135,773
Prepayments and other current assets | ¥		23,741		21,151
Contract assets, net | ¥		72,880		76,992
Inventories | ¥		4,469		4,399
Short-term investments | ¥		0		14,805
Total current assets | ¥		365,313		374,502
Property, plant and equipment, net | ¥		63,505		68,405
Intangible assets, net | ¥		1,763		1,808
Land use right, net | ¥		4,699		4,850
Deferred tax assets | ¥		5,939		14,666
Long-term investments | ¥		1,200		1,200
Total non-current assets | ¥		77,106		90,929
Total assets | ¥		442,419		465,431
Bank borrowings | ¥		6,509		5,508
Accounts payable | ¥		107,211		128,713
Other payables and accrued expenses | ¥		23,720		88,501
Contract liabilities | ¥		43,452		34,503
Other taxes payable | ¥		4,119		8,193
Total current liabilities | ¥		185,011		265,418
Deferred government grant | ¥		1,413		1,027
Total non-current liabilities | ¥		1,413		1,027
Total liabilities | ¥		186,424		266,445
82,572,000 no par value shares authorized, issued and outstanding, as of December 31, 2023 and 2022, respectively | ¥		82,572		82,572
Capital reserve | ¥		35,761		35,761
PRC statutory reserve | ¥		25,411		18,024
Retained earnings | ¥		105,766		56,193
Total shareholders' equity attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited | ¥		249,510		192,550
Non-controlling interests | ¥		6,485		6,436
Total shareholders' equity | ¥		255,995		198,986
Total liabilities and shareholders' equity | ¥		¥ 442,419		¥ 465,431